Income taxes (Tables)	6 Months Ended
Jun. 30, 2011
Income taxes
Summary of income tax expense reconciled to the statutory rates

	(Unaudited)
	Three-month period ended									Six-month period ended
	June 30, 2011			March 31, 2011			June 30, 2010			June 30, 2011			June 30, 2010
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	7,303	1,092	8,395	4,518	3,353	7,871	3,407	732	4,139	11,821	4,445	16,266	3,627	1,897	5,524
Exchange variation (not taxable) or not deductible	—	71	71	—	47	47	—	(184)	(184)	—	118	118	—	(600)	(600)
	7,303	1,163	8,466	4,518	3,400	7,918	3,407	548	3,955	11,821	4,563	16,384	3,627	1,297	4,924

Tax at Brazilian composite rate	(2,483)	(395)	(2,878)	(1,536)	(1,156)	(2,692)	(1,158)	(187)	(1,345)	(4,019)	(1,551)	(5,570)	(1,233)	(441)	(1,674)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	258	—	258	436	—	436	209	—	209	694	—	694	418	—	418
Difference on tax rates of foreign income	—	219	219	—	748	748	—	239	239	—	967	967	—	563	563
Tax incentives	192	—	192	171	—	171	212	—	212	363	—	363	229	—	229
Reversal of deferred income tax	—	(141)	(141)	—	—	—	—	—	—	—	(141)	(141)	—	—	—
Other non-taxable, income/non deductible expenses	(63)	6	(57)	13	(53)	(40)	(25)	49	24	(50)	(47)	(97)	(29)	71	42
Income tax per consolidated statements of income	(2,096)	(311)	(2,407)	(916)	(461)	(1,377)	(762)	101	(661)	(3,012)	(772)	(3,784)	(615)	193	(422)

Reconciliation of amounts due to uncertainty in income taxes

	(Unaudited)
	Three-month period ended			Six-month period ended
	June 30, 2011	March 31, 2011	June 30, 2010	June 30, 2011	June 30, 2010
Beginning of the period	2,623	2,555	409	2,555	396
Increase resulting from tax positions taken	1,065	9	—	1,074	4
Decrease resulting from tax positions taken (a)	(3,315)	(2)	(25)	(3,317)	(25)
Cumulative translation adjustments	(1)	61	(15)	60	(6)
End of the period	372	2,623	369	372	369

(a) In July 2011, as a consequence of a Brazilian court decision in a case related to the exemption of the Social Contribution (Contribuição Social sobre o Lucro Líquido). we transferred the provision already recognized to current liabilities.